Note 16 - Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year	Operating Leases

2018	$1,420
2019	897
2020	353
2021	13

Total minimum lease payments	$2,683

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Year

2018	$452
2019	243
2020	19

Total	$714